Schedule of Investments	September 30, 2022 (Unaudited)
Emles @Home ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Information Technology	46.8
Industrials	16.5
Consumer Discretionary	13.7
Communication Services	13.0
Consumer Staples	10.0
Total	100.0

Country	Percentage of Investments (%)
United States	90.5
Canada	6.0
Taiwan	3.5
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.6%)

Communication Services (12.9%)
430	Comcast Corp.	12,612
395	Match Group, Inc.(a)	18,861
98	Meta Platforms, Inc.(a)	13,297
595	ROBLOX Corp., Class A(a)	21,325
973	TripAdvisor, Inc.(a)	21,484
356	Verizon Communications, Inc.	13,517
		101,096
Consumer Discretionary (13.6%)
437	Etsy, Inc.(a)	43,757
298	Expedia Group, Inc.(a)	27,920
74	Lululemon Athletica, Inc.(a)	20,687
495	YETI Holdings, Inc.(a)	14,117
		106,481
Consumer Staples (10.0%)
350	Procter & Gamble Co. (The)	44,188
262	Walmart, Inc.	33,981
		78,169
Industrials (16.5%)
958	GXO Logistics, Inc.(a)	33,587
188	Insperity, Inc.	19,193
136	JB Hunt Transport Services, Inc.	21,273
608	Korn Ferry	28,546
286	TFI International, Inc.	25,877
		128,476
Information Technology (46.6%)
42	Adobe, Inc.(a)	11,558
182	Akamai Technologies, Inc.(a)	14,618
224	Analog Devices, Inc.	31,212
254	Apple, Inc.	35,103
48	Broadcom, Inc.	21,313
209	Crowdstrike Holdings, Inc., Class A(a)	34,445
171	Microsoft Corp.	39,826
276	NVIDIA Corp.	33,504
210	Palo Alto Networks, Inc.(a)	34,396
258	Paychex, Inc.	28,950
298	QUALCOMM, Inc.	33,668

Schedule of Investments (continued)	September 30, 2022 (Unaudited)
Emles @Home ETF

Shares	Security Description	Value ($)
Common Stocks (continued)

Information Technology (continued)
400	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,424
118	Workday, Inc., Class A(a)	17,962
		363,979
Total Common Stocks (Cost $1,054,796)		778,201

Total Investments (Cost $1,054,796) — 99.6%		778,201
Other assets in excess of liabilities — 0.4%		3,141
Net Assets — 100.0%		$781,342

(a)	Non-income producing

ADR	American Depositary Receipt

Schedule of Investments	September 30, 2022 (Unaudited)
Emles Made in America ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Consumer Staples	40.5
Industrials	28.8
Materials	24.4
Consumer Discretionary	4.0
Health Care	2.3
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund's total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.9%)

Consumer Discretionary (4.0%)
134	LCI Industries	13,596
228	Polaris, Inc.	21,808
275	Skyline Champion Corp.(a)	14,539
211	Sleep Number Corp.(a)	7,134
392	Vista Outdoor, Inc.(a)	9,533
217	Winnebago Industries, Inc.	11,547
		78,157
Consumer Staples (40.4%)
2,349	Altria Group, Inc.	94,853
49	Boston Beer Co., Inc. (The), Class A(a)	15,859
1,066	Campbell Soup Co.	50,230
205	Central Garden & Pet Co.(a)	7,388
818	Church & Dwight Co., Inc.	58,438
1,597	Conagra Brands, Inc.	52,110
899	Flowers Foods, Inc.	22,196
454	Hershey Co. (The)	100,093
1,853	Hormel Foods Corp.	84,200
367	J M Smucker Co. (The)	50,430
2,759	Keurig Dr Pepper, Inc.	98,827
119	Lancaster Colony Corp.	17,883
256	Post Holdings, Inc.(a)	20,969
842	Reynolds Consumer Products, Inc.	21,900
158	Seneca Foods Corp.(a)	7,970
332	TreeHouse Foods, Inc.(a)	14,084
959	Tyson Foods, Inc.	63,227
		780,657
Health Care (2.3%)
440	Emergent BioSolutions, Inc.(a)	9,236
164	United Therapeutics Corp.(a)	34,338
		43,574
Industrials (28.8%)
254	Advanced Drainage Systems, Inc.	31,590
179	American Woodmark Corp.(a)	7,851
231	Apogee Enterprises, Inc.	8,829
247	Arcosa, Inc.	14,123
203	Atkore, Inc.(a)	15,795
386	BWX Technologies, Inc.	19,443
115	Encore Wire Corp.	13,287
469	Fortune Brands Home & Security, Inc.	25,181
464	General Dynamics Corp.	98,447
332	HNI Corp.	8,801
175	Hubbell, Inc.	39,025
145	Huntington Ingalls Industries, Inc.	32,117

Schedule of Investments (continued)	September 30, 2022 (Unaudited)
Emles Made in America ETF

Shares	Security Description	Value ($)
Common Stocks (continued)

Industrials (continued)
124	Lennox International, Inc.	27,611
275	Mueller Industries, Inc.	16,346
217	Northrop Grumman Corp.	102,059
275	Oshkosh Corp.	19,330
757	REV Group, Inc.	8,350
202	Simpson Manufacturing Co., Inc.	15,837
236	SPX Technologies, Inc.(a)	13,032
213	Steel Partners Holdings, LP	8,840
278	UFP Industries, Inc.	20,060
576	Wabash National Corp.	8,963
		554,917
Materials (24.4%)
224	Clearwater Paper Corp.(a)	8,422
1,877	Cleveland-Cliffs, Inc.(a)	25,283
172	Eagle Materials, Inc.	18,435
365	Louisiana-Pacific Corp.	18,684
199	Martin Marietta Materials, Inc.	64,096
760	Nucor Corp.	81,312
286	Olympic Steel, Inc.	6,524
317	Packaging Corp. of America	35,596
214	Reliance Steel & Aluminum Co.	37,324
302	Scotts Miracle-Gro Co. (The)	12,911
617	Steel Dynamics, Inc.	43,776
562	Summit Materials, Inc.(a)	13,466
418	Vulcan Materials Co.	65,923
910	Westrock Co.	28,110
287	Worthington Industries, Inc.	10,946
		470,808
Total Common Stocks (Cost $1,898,559)		1,928,113

Total Investments (Cost $1,898,559) — 99.9%		1,928,113
Other assets in excess of liabilities — 0.1%		1,433
Net Assets — 100.0%		$1,929,546

(a)	Non-income producing

LP	Limited Partnership

Schedule of Investments	September 30, 2022 (Unaudited)
Emles Real Estate Credit ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Real Estate	89.6
Consumer Discretionary	6.5
Industrials	2.1
Financials	1.1
Communication Services	0.7
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (99.0%)

Communication Services (0.7%)
31,000	Lamar Media Corp., 3.75%, 2/15/28, Callable 2/15/23 @ 102	27,079

Consumer Discretionary (6.4%)
30,000	D.R. Horton, Inc., 1.40%, 10/15/27, Callable 8/15/27 @ 100	24,215
40,000	Lennar Corp., 4.75%, 11/29/27, Callable 5/29/27 @ 100	36,978
40,000	MDC Holdings, Inc., 6.00%, 1/15/43, Callable 10/15/42 @ 100	30,080
66,000	NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100	53,862
22,000	PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100	21,344
58,000	Taylor Morrison Communities, Inc., 5.13%, 8/1/30, Callable 2/1/30 @ 100(a)	46,818
58,000	Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100	46,933
		260,230
Financials (1.1%)
49,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.88%, 10/1/28, Callable 10/1/23 @ 103(a)	42,617

Industrials (2.1%)
87,000	CoreCivic, Inc., 8.25%, 4/15/26, Callable 4/15/24 @ 104	86,492

Real Estate (88.7%)
119,000	Alexandria Real Estate Equities, Inc., 3.00%, 5/18/51, Callable 11/18/50 @ 100	72,093
62,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25, Callable 2/28/25 @ 100	59,402
47,000	Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30, Callable 9/15/30 @ 100	44,427
50,000	American Tower Corp., 1.45%, 9/15/26, Callable 8/15/26 @ 100	42,553
53,000	American Tower Corp., 1.88%, 10/15/30, Callable 7/15/30 @ 100	39,204

Schedule of Investments (continued)	September 30, 2022 (Unaudited)
Emles Real Estate Credit ETF

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)

Real Estate (continued)
49,000	American Tower Corp., 2.10%, 6/15/30, Callable 3/15/30 @ 100	37,517
118,000	American Tower Corp., 3.38%, 10/15/26, Callable 7/15/26 @ 100	107,877
100,000	American Tower Corp., 3.80%, 8/15/29, Callable 5/15/29 @ 100	87,691
47,000	AvalonBay Communities, Inc., 2.30%, 3/1/30, Callable 12/1/29 @ 100	38,698
29,000	AvalonBay Communities, Inc., 3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	26,364
47,000	Boston Properties, LP, 2.90%, 3/15/30, Callable 12/15/29 @ 100	37,785
76,000	Boston Properties, LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	61,813
63,000	Boston Properties, LP, 4.50%, 12/1/28, Callable 9/1/28 @ 100	58,006
47,000	Brixmor Operating Partnership, LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	45,169
25,000	Brixmor Operating Partnership, LP, 3.90%, 3/15/27, Callable 12/15/26 @ 100	22,750
49,000	Brixmor Operating Partnership, LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	42,575
49,000	Camden Property Trust, 2.80%, 5/15/30, Callable 2/15/30 @ 100	41,114
55,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	41,828
50,000	Crown Castle, Inc., 1.05%, 7/15/26, Callable 6/15/26 @ 100	42,252
91,000	Crown Castle, Inc., 2.10%, 4/1/31, Callable 1/1/31 @ 100	68,169
65,000	Crown Castle, Inc., 2.90%, 4/1/41, Callable 10/1/40 @ 100	42,208
49,000	Crown Castle, Inc., 3.30%, 7/1/30, Callable 4/1/30 @ 100	41,012
58,000	Crown Castle, Inc., 4.30%, 2/15/29, Callable 11/15/28 @ 100	53,185
30,000	CTR Partnership, LP/CareTrust Capital Corp., 3.88%, 6/30/28, Callable 3/30/28 @ 100(a)	24,682

Schedule of Investments (continued)	September 30, 2022 (Unaudited)
Emles Real Estate Credit ETF

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)

Real Estate (continued)
58,000	Digital Realty Trust, LP, 3.60%, 7/1/29, Callable 4/1/29 @ 100	50,823
25,000	Duke Realty, LP, 2.88%, 11/15/29, Callable 8/15/29 @ 100	21,279
35,000	EPR Properties, 3.75%, 8/15/29, Callable 5/15/29 @ 100	26,891
29,000	EPR Properties, 4.50%, 6/1/27, Callable 3/1/27 @ 100	25,046
35,000	Equinix, Inc., 1.25%, 7/15/25, Callable 6/15/25 @ 100	31,306
93,000	Equinix, Inc., 1.45%, 5/15/26, Callable 4/15/26 @ 100	80,560
30,000	Equinix, Inc., 1.80%, 7/15/27, Callable 5/15/27 @ 100	25,083
45,000	Equinix, Inc., 3.40%, 2/15/52, Callable 8/15/51 @ 100	29,649
42,000	ERP Operating, LP, 2.50%, 2/15/30, Callable 11/15/29 @ 100	34,492
42,000	ERP Operating, LP, 3.00%, 7/1/29, Callable 4/1/29 @ 100	36,416
25,000	ERP Operating, LP, 4.15%, 12/1/28, Callable 9/1/28 @ 100	22,983
40,000	Extra Space Storage, LP, 2.55%, 6/1/31, Callable 3/1/31 @ 100	30,738
20,000	Federal Realty Investment Trust, 3.50%, 6/1/30, Callable 3/1/30 @ 100	17,006
47,000	GLP Capital, LP / GLP Financing II, Inc., 4.00%, 1/15/30, Callable 10/15/29 @ 100	39,252
35,000	GLP Capital, LP / GLP Financing II, Inc., 5.75%, 6/1/28, Callable 3/3/28 @ 100	32,774
43,000	Healthpeak Properties, Inc., 3.25%, 7/15/26, Callable 5/15/26 @ 100	40,063
89,000	Host Hotels & Resorts, LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	70,950
50,000	Howard Hughes Corp. (The), 4.38%, 2/1/31, Callable 2/1/26 @ 102(a)	35,915
70,000	Iron Mountain, Inc., 4.50%, 2/15/31, Callable 2/15/26 @ 102(a)	54,123
28,000	Kilroy Realty, LP, 2.50%, 11/15/32, Callable 8/15/32 @ 100	20,118
35,000	Kimco Realty Corp., 3.30%, 2/1/25, Callable 12/1/24 @ 100	33,627
35,000	Life Storage, LP, 3.88%, 12/15/27, Callable 9/15/27 @ 100	31,887
25,000	Mid-America Apartments, LP, 3.75%, 6/15/24, Callable 3/15/24 @ 100	24,449
38,000	Mid-America Apartments, LP, 3.95%, 3/15/29, Callable 12/15/28 @ 100	34,542
58,000	MPT Operating Partnership, LP / MPT Finance Corp., 4.63%, 8/1/29, Callable 8/1/24 @ 102	46,665
30,000	National Retail Properties, Inc., 3.50%, 4/15/51, Callable 10/15/50 @ 100	20,096
43,000	Office Properties Income Trust, 4.50%, 2/1/25, Callable 11/1/24 @ 100	38,229

Schedule of Investments (continued)	September 30, 2022 (Unaudited)
Emles Real Estate Credit ETF

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)

Real Estate (continued)
35,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	28,480
38,000	Omega Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100	34,848
23,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 1/15/29, Callable 1/15/24 @ 102(a)	18,066
50,000	Physicians Realty, LP, 2.63%, 11/1/31, Callable 8/1/31 @ 100	37,913
49,000	Prologis, LP, 1.25%, 10/15/30, Callable 7/15/30 @ 100	36,496
63,000	Prologis, LP, 2.25%, 4/15/30, Callable 1/15/30 @ 100	51,439
34,000	Public Storage, 3.09%, 9/15/27, Callable 6/15/27 @ 100	31,127
42,000	Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100	38,209
38,000	Realty Income Corp., 3.65%, 1/15/28, Callable 10/15/27 @ 100	34,901
35,000	Realty Income Corp., 3.88%, 4/15/25, Callable 2/15/25 @ 100	34,042
21,000	Realty Income Corp., 4.13%, 10/15/26, Callable 7/15/26 @ 100	20,114
44,000	Realty Income Corp., 4.63%, 11/1/25, Callable 9/1/25 @ 100	43,332
30,000	Regency Centers, LP, 4.40%, 2/1/47, Callable 8/1/46 @ 100	23,299
34,000	Sabra Health Care, LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	31,911
88,000	SBA Communications Corp., 3.88%, 2/15/27, Callable 2/15/23 @ 102	78,597
53,000	Service Properties Trust, 4.35%, 10/1/24, Callable 9/1/24 @ 100	46,612
53,000	Service Properties Trust, 7.50%, 9/15/25, Callable 6/15/25 @ 100	49,555
63,000	Simon Property Group, LP, 2.00%, 9/13/24, Callable 6/13/24 @ 100	59,515
40,000	Simon Property Group, LP, 2.20%, 2/1/31, Callable 11/1/30 @ 100	30,548
49,000	Simon Property Group, LP, 2.65%, 7/15/30, Callable 4/15/30 @ 100	39,496
49,000	Simon Property Group, LP, 3.38%, 12/1/27, Callable 9/1/27 @ 100	44,247
70,000	Simon Property Group, LP, 3.50%, 9/1/25, Callable 6/1/25 @ 100	66,846
29,000	SITE Centers Corp., 4.70%, 6/1/27, Callable 3/1/27 @ 100	26,890
29,000	Spirit Realty, LP, 3.20%, 2/15/31, Callable 11/15/30 @ 100	22,563
75,000	UDR, Inc., 2.10%, 8/1/32, Callable 5/1/32 @ 100	54,150
25,000	UDR, Inc., 3.00%, 8/15/31, Callable 5/15/31 @ 100	19,901

Schedule of Investments (continued)	September 30, 2022 (Unaudited)
Emles Real Estate Credit ETF

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)

Real Estate (continued)
29,000	Ventas Realty, LP, 2.65%, 1/15/25, Callable 12/15/24 @ 100	27,277
29,000	Ventas Realty, LP, 3.25%, 10/15/26, Callable 7/15/26 @ 100	26,626
34,000	Ventas Realty, LP, 4.13%, 1/15/26, Callable 10/15/25 @ 100	32,554
34,000	Ventas Realty, LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	31,294
63,000	VICI Properties, LP / VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102(a)	52,619
63,000	VICI Properties, LP / VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102(a)	54,722
49,000	VICI Properties, LP / VICI Note Co., Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100(a)	46,172
15,000	Welltower, Inc., 2.75%, 1/15/31, Callable 10/15/30 @ 100	11,852
67,000	Welltower, Inc., 4.00%, 6/1/25, Callable 3/1/25 @ 100	64,228
47,000	Welltower, Inc., 4.25%, 4/1/26, Callable 1/1/26 @ 100	45,055
50,000	Weyerhaeuser Co., 4.00%, 4/15/30, Callable 1/15/30 @ 100	44,199
34,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	33,743
		3,606,774
Total Corporate Bonds (Cost $4,901,614)		4,023,192

Total Investments (Cost $4,901,614) — 99.0%		4,023,192
Other assets in excess of liabilities — 1.0%		40,970
Net Assets — 100.0%		$4,064,162

(a)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2022 was $375,734 and represents 9.3% of the net assets of the fund.

LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note

Schedule of Investments Emles Luxury Goods ETF	September 30, 2022 (Unaudited)

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Consumer Discretionary	70.4
Consumer Staples	21.7
Information Technology	7.8
Short-Term Investment	0.1
Total	100.0

Country	Percentage of Investments (%)
United States	27.8
France	26.5
Italy	11.3
Germany	11.2
Japan	6.8
United Kingdom	6.5
Switzerland	3.3
Canada	2.5
Hong Kong	1.6
China	1.4
Brazil	1.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2022, percentages in the tables above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.3%)

Consumer Discretionary (70.0%)
550	Adidas AG	64,054
1,278	Bayerische Motoren Werke AG	87,627
1,044	Brunello Cucinelli SpA	51,189
3,011	Burberry Group PLC	60,770
2,864	Canada Goose Holdings, Inc.(a)	43,813
1,196	Capri Holdings, Ltd.(a)	45,974
37,993	Chow Tai Fook Jewellery Group, Ltd.	71,534
255	Christian Dior SE	148,763
999	Cie Financiere Richemont SA	95,693
5,247	Ermenegildo Zegna Holditalia SpA	56,405
757	EssilorLuxottica SA	104,083
1,935	Fast Retailing Co., Ltd. ADR	102,652
447	Ferrari NV	83,946
140	Hermes International	166,913
1,023	HUGO BOSS AG	48,165
212	Kering SA	95,234
8,641	Li Ning Co., Ltd.	66,157
254	Lululemon Athletica, Inc.(a)	71,008
561	LVMH Moet Hennessy Louis Vuitton SE	335,467
1,966	Mercedes-Benz Group AG	100,826
1,423	Moncler SpA	59,094
4,100	MYT Netherlands Parent BV ADR(a)	47,232
1,655	NIKE, Inc.	137,564
909	Porsche Automobil Holding SE	51,792
11,976	Prada SpA	55,533
585	Ralph Lauren Corp.	49,684
2,054	Revolve Group, Inc.(a)	44,551
216	RH(a)	53,151
3,510	Salvatore Ferragamo SpA	49,722
1,551	Sanlorenzo SpA Ameglia	50,066
251	Swatch Group AG (The)	57,251

Schedule of Investments (continued) Emles Luxury Goods ETF	September 30, 2022 (Unaudited)

Shares	Security Description	Value ($)
Common Stocks (continued)

Consumer Discretionary (continued)
1,719	Tapestry, Inc.	48,871
1,383	Tesla, Inc.(a)	366,841
1,303	Tod’s SpA(a)	53,587
541	Volkswagen AG	66,991
5,604	Watches of Switzerland Group PLC(a)(b)	42,163
410	Williams-Sonoma, Inc.	48,318
2,562	Zalando SE(a)(b)	50,775
		3,233,459
Consumer Staples (21.6%)
998	Brown-Forman Corp.	66,437
6,592	Davide Campari-Milano NV	58,844
3,618	Diageo PLC	153,372
433	Estee Lauder Cos., Inc. (The)	93,485
8,752	Kao Corp. ADR	71,241
3,270	Kose Corp. ADR	67,493
661	L’Oreal SA	213,853
18,720	Natura & Co. Holding SA	50,980
517	Pernod Ricard SA	95,649
336	Remy Cointreau SA	56,254
1,963	Shiseido Co., Ltd. ADR	68,921
		996,529
Information Technology (7.7%)
2,589	Apple, Inc.	357,800

Total Common Stocks (Cost $6,165,681)		4,587,788

Short-Term Investment (0.1%)
290	iPath S&P 500 VIX Short-Term Futures ETN	6,151

Total Short-Term Investment (Cost $6,397)		6,151

Total Investments (Cost $6,172,078) — 99.4%		4,593,939
Other assets in excess of liabilities — 0.6%		23,953
Net Assets — 100.0%		$4,617,892

(a)	Non-income producing
(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2022 was $92,938 and represents 2.0% of the net assets of the fund.

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Schedule of Investments	September 30, 2022 (Unaudited)
Emles Federal Contractors ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Industrials	68.3
Information Technology	24.7
Health Care	4.7
Real Estate	2.0
Short-Term Investment	0.3
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.6%)

Health Care (4.7%)
5,758	Emergent BioSolutions, Inc.(a)	120,860
2,196	Quidelortho Corp.(a)	156,970
		277,830
Industrials (68.3%)
1,953	Ameresco, Inc.(a)	129,835
6,113	Fluor Corp.(a)	152,153
2,516	General Dynamics Corp.	533,820
973	Huntington Ingalls Industries, Inc.	215,519
1,361	ICF International, Inc.	148,376
2,475	Jacobs Solutions, Inc.	268,513
11,292	Kratos Defense & Security Solutions, Inc.(a)	114,727
2,451	L3Harris Technologies, Inc.	509,391
1,365	Lockheed Martin Corp.	527,286
1,170	Northrop Grumman Corp.	550,274
4,064	Parsons Corp.(a)	159,309
6,617	Raytheon Technologies Corp.	541,668
1,472	Tetra Tech, Inc.	189,196
		4,040,067
Information Technology (24.6%)
2,778	Booz Allen Hamilton Holding Corp.	256,548
702	CACI International, Inc.(a)	183,264
4,091	KBR, Inc.	176,813
2,852	Leidos Holdings, Inc.	249,464
2,687	Maximus, Inc.	155,497
1,899	Science Applications International Corp.	167,929
795	Teledyne Technologies, Inc.(a)	268,289
		1,457,804
Real Estate (2.0%)
15,705	GEO Group, Inc. (The)(a)	120,929

Total Common Stocks (Cost $6,453,918)		5,896,630

Short-Term Investment (0.3%)
760	iPath S&P 500 VIX Short-Term Futures ETN	16,120

Total Short-Term Investment (Cost $16,339)		16,120

Total Investments (Cost $6,470,257) — 99.9%		5,912,750
Other assets in excess of liabilities — 0.1%		5,194
Net Assets — 100.0%		$5,917,944

(a)	Non-income producing

Schedule of Investments	September 30, 2022 (Unaudited)
Emles Alpha Opportunities ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Consumer Discretionary	69.0
Short-Term Investment	10.6
Communication Services	6.1
Industrials	5.2
Information Technology	4.7
Financials	1.7
Warrants	1.5
Consumer Staples	0.9
Real Estate	0.2
Purchased Options	0.1
Total	100.0

Country	Percentage of Investments (%)
United States	96.5
China	3.3
Cayman Islands	0.2
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (89.7%)

Communication Services (6.2%)
12,402	Altice USA, Inc., Class A(a)	72,304
189,810	Lions Gate Entertainment Corp., Class A(a)	1,410,288
89,410	Lions Gate Entertainment Corp., Class B(a)	621,400
		2,103,992
Consumer Discretionary (70.6%)
11,042	Alibaba Group Holding, Ltd. ADR(a)	883,250
7,752	Big Lots, Inc.	121,009
8,800	Bloomin’ Brands, Inc.	161,304
4,731	Brinker International, Inc.(a)	118,180
3,520	Caesars Entertainment, Inc.(a)	113,555
114,620	Camping World Holdings, Inc., Class A	2,902,178
6,160	Cheesecake Factory, Inc. (The)	180,365
80,056	Children’s Place, Inc. (The)(a)	2,472,930
2,953	Darden Restaurants, Inc.	373,023
3,826	Dave & Buster’s Entertainment, Inc.(a)	118,721
17,384	Dine Brands Global, Inc.	1,104,928
17,600	Ethan Allen Interiors, Inc.	372,064
42,474	Gap, Inc. (The)	348,712
1,924	Hibbett, Inc.	95,834
90,901	Kohl’s Corp.	2,286,160
253,900	Lazydays Holdings, Inc.(a)	3,427,650
2,640	Lennar Corp., Class A	196,812
26,772	Macy’s, Inc.	419,517
880	Marriott International, Inc., Class A	123,323
14,320	MGM Resorts International	425,590
2,200	Mohawk Industries, Inc.(a)	200,618
14,215	Newell Brands, Inc.	197,446
8,800	Nordstrom, Inc.	147,224
23,592	Party City Holdco, Inc.(a)	37,275

Schedule of Investments (continued)	September 30, 2022 (Unaudited)
Emles Alpha Opportunities ETF

Shares	Security Description	Value ($)
Common Stocks (continued)

Consumer Discretionary (continued)
101,310	Purple Innovation, Inc.(a)	410,306
14,005	Red Robin Gourmet Burgers, Inc.(a)	94,254
7,040	Red Rock Resorts, Inc., Class A	241,190
1,930	RH(a)	474,915
59,670	Signet Jewelers, Ltd.	3,412,527
19,972	Thor Industries, Inc.	1,397,641
17,640	Winnebago Industries, Inc.	938,624
1,760	Wynn Resorts, Ltd.(a)	110,933
		23,908,058
Consumer Staples (1.0%)
11,194	Chefs’ Warehouse, Inc. (The)(a)	324,290

Financials (1.6%)
23,720	Invesco, Ltd.	324,964
11,781	OppFi, Inc.(a)	27,096
5,240	Wells Fargo & Co.	210,753
		562,813
Industrials (5.3%)
4,421	AAR Corp.(a)	158,360
24,783	Fluor Corp.(a)	616,849
3,256	HEICO Corp., Class A	373,203
19,189	Spirit AeroSystems Holdings, Inc., Class A	420,623
176	TransDigm Group, Inc.	92,368
14,020	Triumph Group, Inc.(a)	120,432
		1,781,835
Information Technology (4.8%)
100,512	LGL Group, Inc. (The)	1,137,796
3,033	Science Applications International Corp.	268,208
11,440	Xerox Holdings Corp.	149,635
772	Zoom Video Communications, Inc.(a)	56,811
		1,612,450
Real Estate (0.2%)
1,134	Howard Hughes Corp. (The)(a)	62,812

Total Common Stocks (Cost $30,342,291)		30,356,250

Schedule of Investments (continued)	September 30, 2022 (Unaudited)
Emles Alpha Opportunities ETF

Shares	Security Description	Value ($)
Short-Term Investment (10.8%)
3,630,922	Dreyfus Government Cash Management Institutional Shares	3,630,922

Total Short-Term Investment (Cost $3,630,922)		3,630,922

Purchased Options (0.1%)

Total Purchased Options (Cost $670,437)		44,700

Warrants (1.6%)
246,517	Lazydays Holdings, Inc. Exp 03/15/23(a)	337,728
203,895	LGL Group, Inc. (The) Exp 11/17/25(a)	83,587
414,562	OppFi, Inc. Exp 08/31/27(a)	99,495
60,845	PMV Consumer Acquisition Corp. Exp 08/31/27(a)	2,635

Total Warrants (Cost $1,662,693)		523,445

Total Investments (Cost $36,306,343) — 102.2%		34,555,317
Other assets in excess of liabilities — 2.2%		(890,575)
Net Assets — 100.0%		$33,664,742

(a)	Non-income producing

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

Schedule of Investments (continued)	September 30, 2022 (Unaudited)
Emles Alpha Opportunities ETF

Shares	Security Description	Value ($)
Securities Sold Short ((23.3)%)

Consumer Discretionary ((6.3)%)
(7,243)	Tesla, Inc.(a)	(1,921,206)
(500)	Ulta Beauty, Inc.(a)	(200,595)
		(2,121,801)
Exchange Traded-Fund ((4.1)%)
(8,435)	iShares Russell 2000 ETF	(1,391,100)

Financials ((0.1)%)
(675)	Coinbase Global, Inc., Class A(a)	(43,531)

Industrials ((11.2)%)
(1,750)	Deere & Co.	(584,307)
(1,000)	L3Harris Technologies, Inc.	(207,830)
(2,440)	Lockheed Martin Corp.	(942,548)
(900)	Norfolk Southern Corp.	(188,685)
(1,815)	Northrop Grumman Corp.	(853,631)
(800)	Parker-Hannifin Corp.	(193,848)
(2,450)	Raytheon Technologies Corp.	(200,557)
(9,900)	Textron, Inc.	(576,774)
		(3,748,180)
Materials ((1.5)%)
(2,225)	CF Industries Holdings, Inc.	(214,156)
(6,000)	Mosaic Co. (The)	(289,980)
		(504,136)
Total Securities Sold Short (Proceeds $(8,609,295))		(7,808,748)

Purchased Options

Description	Put/ Call	Number of Contracts	Notional Amount ($)*	Strike Price ($)	Expiration Date	Value ($)
Alibaba Group Holding	Call	200	3,000,000	150.00	1/20/23	8,200
Alibaba Group Holding-SP ADR	Call	100	1,000,000	100.00	1/20/23	36,500
Total (Cost $670,437)			4,000,000			44,700

(a)	Non-income producing

*	Notional Amount is expressed as the number of contracts multiplied by the contract size, multiplied by strike price of the underlying asset.